Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,046,664	$ 932,154	$ 620,508
Revenues at a point in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total Revenue	727,215	894,354	$ 620,508
Revenues recorded overtime [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total Revenue	$ 319,449	$ 37,800